Supplementary cash flow information - Reconciliation of debt to net cash provided by (used in) financing activities (Details) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayments of variable payments outstanding for acquisitions	€ 25,590
Short-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of period	572,010
Cash Flow	202,687
Acquisitions	(5,091)
Foreign currency translation	(9,298)
Other	(29)
Balance at the end of period	760,279
Short-term debt from related parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of period	3,000
Cash Flow	6,000
Balance at the end of period	9,000
Long-term debt and capital lease obligations (excluding Accounts Receivable Facility)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of period	7,392,067
Cash Flow	(491,428)
Acquisitions	108,535
Foreign currency translation	(656,556)
Amortization of debt issuance costs	20,109
New leases	8,801
Other	3,206
Balance at the end of period	6,384,734
Accounts Receivable Facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of period	165,037
Cash Flow	157,564
Foreign currency translation	(29,138)
Amortization of debt issuance costs	210
Balance at the end of period	€ 293,673